For Additional Information, please contact
	Benchmark 2019-B10 Mortgage Trust	CTSLink Customer Service
1-866-846-4526
Wells Fargo Bank, N.A.	Commercial Mortgage Pass-Through Certificates	Reports Available www.ctslink.com
Corporate Trust Services	Series 2019-B10	Distribution Date:	3/17/21
8480 Stagecoach Circle		Record Date:	2/26/21
Frederick, MD 21701-4747		Determination Date:	3/11/21

	DISTRIBUTION DATE STATEMENT

		Table of Contents

	STATEMENT SECTIONS		PAGE(s)
	Certificate Distribution Detail		2
	Certificate Factor Detail		3
	Reconciliation Detail		4
	Other Required Information		5
	Cash Reconciliation Detail		6

				Operating Advisor / Asset
Depositor	Master Servicer	Primary Servicer	Special Servicer	Representations Reviewer

Deutsche Mortgage & Asset Receiving	KeyBank National Association	Midland Loan Services, a Division of PNC	LNR Partners, LLC	Pentalpha Surveillance LLC
Corporation	11501 Outlook Street	Bank, National Association	1601 Washington Avenue	375 North French Road
60 Wall Street	Suite 300	10851 Mastin Street	Suite 700	Suite 100
New York, NY 10005	Overland Park, KS 66211	Building 82, Suite 300	Miami Beach, FL 33139	Amherst, NY 14228
		Overland Park, KS 66210

Contact: Helaine M. Kaplan	Contact: Andy Lindenman	Contact: askmidlandls.com	Contact: lnr.cmbs.notices@lnrproperty.com	Contact: Don Simon
Phone Number: (212) 250-5270	Phone Number: (913) 317-4372	Phone Number: (913) 253-9000	Phone Number: (305) 695-5600	Phone Number: (203) 660-6100

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

Copyright 2021, Wells Fargo Bank, N.A.	Page 1 of 6

				Certificate Distribution Detail

			Original	Beginning	Principal	Interest		Realized Loss /	Total	Ending	Current
Class	CUSIP	Pass-Through					Prepayment	Additional Trust			Subordination
		Rate	Balance	Balance	Distribution	Distribution	Premiums	Fund Expenses	Distribution	Balance	Level (1)
3CC-A	08162VBJ6	3.899470%	77,120,000.00	77,120,000.00	0.00	250,605.94	0.00	0.00	250,605.94	77,120,000.00	22.69%
3CC-B	08162VBL1	3.899470%	22,630,000.00	22,630,000.00	0.00	73,537.51	0.00	0.00	73,537.51	22,630,000.00	0.00%
3CC-VRR Interest	08162VBP2	3.899470%	5,250,000.00	5,250,000.00	0.00	17,060.17	0.00	0.00	17,060.17	5,250,000.00	0.00%
3CC-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Totals			105,000,000.00	105,000,000.00	0.00	341,203.62	0.00	0.00	341,203.62	105,000,000.00

(1) For the purposes of the reporting on this Distribution Date Statement, the current Subordination Level of the Class 3CC-A Certificates is calculated by taking (A) the balance of the Class 3CC-B Certificates divided by (B) the sum of the Class

3CC-A Certificates plus the class 3CC-B Certificates.

Copyright 2021, Wells Fargo Bank, N.A.										Page 2 of 6

			Certificate Factor Detail

		Beginning	Principal	Interest	Prepayment	Realized Loss /	Ending
Class	CUSIP				Premiums	Additional Trust
		Balance	Distribution	Distribution			Balance
						Fund Expenses

3CC-A	08162VBJ6	1,000.00000000	0.00000000	3.24955835	0.00000000	0.00000000	1,000.00000000
3CC-B	08162VBL1	1,000.00000000	0.00000000	3.24955855	0.00000000	0.00000000	1,000.00000000
3CC-VRR Interest	08162VBP2	1,000.00000000	0.00000000	3.24955619	0.00000000	0.00000000	1,000.00000000
3CC-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Copyright 2021, Wells Fargo Bank, N.A.							Page 3 of 6

				Reconciliation Detail
Principal Reconciliation
	Stated Beginning Principal	Unpaid Beginning	Scheduled Principal	Unscheduled		Principal	Realized Loss	Stated Ending	Unpaid Ending	Current Principal
	Balance	Principal Balance			Principal	Adjustments	Principal Balance		Principal Balance	Distribution Amount
Total	105,000,000.00	105,000,000.00		0.00	0.00	0.00	0.00	105,000,000.00	105,000,000.00	0.00
Certificate Interest Reconciliation

	Accrual	Accrual	Accrued	Net Aggregate	Distributable	Distributable	Additional Interest	Interest	Interest	Remaining Unpaid
Class			Certificate	Prepayment	Certificate	Certificate Interest	Distribution Amount	Shortfall/ (Excess)	Distribution	Distributable
	Dates	Days	Interest	Interest Shortfall	Interest	Adjustment				Certificate Interest
3CC-A	02/01/2021 - 02/28/2021	30	250,605.94	0.00	250,605.94	0.00	0.00	0.00	250,605.94	0.00
3CC-B	02/01/2021 - 02/28/2021	30	73,537.51	0.00	73,537.51	0.00	0.00	0.00	73,537.51	0.00
3CC-VRR Interest	02/01/2021 - 02/28/2021	30	17,060.18	0.00	17,060.18	0.00	0.00	0.01	17,060.17	0.01
3CC-R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			341,203.63	0.00	341,203.63	0.00	0.00	0.01	341,203.62	0.01

Copyright 2021, Wells Fargo Bank, N.A.										Page 4 of 6

	Other Required Information

3 Columbus Circle Aggregate Available Funds (1)	318,456.72

3 Columbus Circle Gain-on-Sale Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00

3 Columbus Circle Controlling Class Information

Controlling Class: 3CC-B
Effective as of: 4/11/2019
3 Columbus Circle Loan-Specific Directing Holder: Prima Capital Advisors LLC
Effective as of: 4/11/2019

(1) The 3 Columbus Circle Aggregate Available Funds includes any Prepayment Premiums and Yield
Maintenance Charges.

Copyright 2021, Wells Fargo Bank, N.A.		Page 5 of 6

	Cash Reconciliation Detail

Total Funds Collected		Total Funds Distributed
Interest:		Fees:
Scheduled Interest	319,643.33	Master Servicing Fee - KeyBank National Association	408.33
Interest reductions due to Nonrecoverability Determinations	0.00	Trustee / Certificate Administrator Fee - Wells Fargo Bank, N.A.	555.33
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	40.83
Deferred Interest	0.00	EU Reporting Administrator Fee	182.12
ARD Interest	0.00	Total Fees	1,186.61
Default Interest and Late Payment Charges	0.00
Net Prepayment Interest Shortfall	0.00	Additional Trust Fund Expenses:
Net Prepayment Interest Excess	0.00	Reimbursement for Interest on Advances	0.00
Extension Interest	0.00	ASER Amount	0.00
Interest Reserve Withdrawal	22,746.90	Special Servicing Fee	0.00
Total Interest Collected	342,390.23	Rating Agency Expenses	0.00
		Attorney Fees & Expenses	0.00
Principal:		Bankruptcy Expense	0.00
Scheduled Principal	0.00	Taxes Imposed on Trust Fund	0.00
Unscheduled Principal	0.00	Non-Recoverable Advances	0.00
Principal Prepayments	0.00	Workout Delayed Reimbursement Amounts	0.00
Collection of Principal after Maturity Date	0.00	Other Expenses	0.00
Recoveries from Liquidation and Insurance Proceeds	0.00	Total Additional Trust Fund Expenses	0.00
Excess of Prior Principal Amounts paid	0.00
Curtailments	0.00	3 Columbus Circle Gain-on-Sale Reserve Account Deposit	0.00
Negative Amortization	0.00
Principal Adjustments	0.00	Interest Reserve Deposit	0.00
Total Principal Collected	0.00
Other:		Payments to Certificateholders & Others:
Prepayment Premiums/Yield Maintenance Charges	0.00	Interest Distribution	341,203.62
Gain-on-Sale Reserve Account Withdrawal	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Premiums/Yield Maintenance Charges	0.00
3 Columbus Circle Gain-on-Sale Proceeds	0.00	Borrower Option Extension Fees	0.00
Total Other Collected:	0.00	Total Payments to Certificateholders & Others	341,203.62
Total Funds Collected	342,390.23	Total Funds Distributed	342,390.23

Copyright 2021, Wells Fargo Bank, N.A.			Page 6 of 6